Accounts Receivable - Schedule of Account Receivable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Account Receivable [Abstract]
Accounts receivable	¥ 140,731,559		¥ 144,670,083
Less: Allowance for credit losses	(26,660,972)		(14,315,654)
Accounts receivable, Net	¥ 114,070,587	$ 15,923,640	¥ 130,354,429